Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP002 [Member]
EBP, Description of Plan [Line Items]
EBP, Description of Plan	DESCRIPTION OF THE PLAN
The following description of The Dow Chemical Company Employees' Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan document or the Summary Plan Description provided to all participants for a more complete description of the Plan's provisions.

General - The Plan is a defined contribution plan consisting of a profit sharing plan with a cash or deferred feature, which is intended to qualify under Sections 401(a) and 401(k) of the Internal Revenue Code as of 1986, as amended (“Code”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended. The Plan covers any person who is or becomes an eligible employee of The Dow Chemical Company (the "Company" or “TDCC”) or of certain of TDCC's subsidiaries, including former employees with balances in the Plan. On April 1, 2019, Dow Inc. became the direct parent company of TDCC. Dow Inc. is an independent, publicly traded company and Dow Inc. common stock is listed on the New York Stock Exchange under the symbol "DOW."

Employee Contributions - Plan participants generally may elect to contribute from 0.5% to 40.0% of their compensation, depending on the participant's eligible pay, limited to a 0.5% minimum contribution. The maximum yearly gross compensation pre-tax or Roth 401(k) contribution made through payroll deductions was $23,500 in 2025. Participants who attained age 50 before the end of the plan year were eligible to make additional catch-up contributions in the amount of $7,500 in 2025. Participants age 60-63 were eligible to make additional catch-up contributions in the amount of $3,750 with a total catch-up contribution limit of $11,250 in 2025. Plan participants may elect to increase, decrease, suspend or resume compensation deferrals at any time. New elections are effective as soon as practicable after the request is processed. Newly hired eligible employees not electing to enroll within a reasonable period of time are automatically enrolled to contribute 6% of their eligible pay to the Plan unless the employee elects to opt out. The automatic contributions will increase by 1% each year effective April 1, until the contribution rate reaches 15%, unless the employee designates otherwise. The contributions default to the applicable BlackRock® LifePath® Fund based on the employee's date of birth, unless otherwise designated by the employee.

Company Contributions - In general, the Company’s matching contribution provides a 100% match on the first 4% of eligible pay deferrals and a 50% match on the next 2% of eligible pay deferrals. Eligible U.S. employees receive an automatic non-elective contribution to the Plan of 4% of their eligible compensation. The Company offers a student debt retirement savings match, which provides Company matching contributions on a participant's eligible student debt payments in the same manner as the match on pay deferrals.

In the first quarter of 2026, the Company contributed $8.5 million to Plan participants, as required under the Plan's true-up provisions for the year ended December 31, 2025.

Rollover Contributions - In the fourth quarter of 2025, the Company terminated certain U.S. tax-qualified pension plans. As part of the termination process participants were offered a lump sum distribution, an immediate monthly annuity or rollover contribution into the Plan. As such the rollover contribution to the Plan was treated as a qualified replacement plan. As a result of the pension plan terminations, participants made rollover contributions to the Plan totaling $115.4 million.

Dividends - Participants invested in the Dow Inc. stock fund may elect to receive dividends as a distribution rather than reinvesting dividends within the participant account.

Account Valuation - Participant account balances reflect the total contributions made to the Plan by employees and the Company, plus investment results, less expenses and withdrawals.

Vesting - Participants are immediately vested in all amounts credited to their Plan account, including employee contributions, Company contributions and investment earnings.
Benefits Distribution - Benefits are generally distributable upon termination of employment as a lump-sum payment or partial withdrawal or may be deferred until minimum distributions are required by law. The Plan makes a lump-sum payment to terminated participants who have a balance that does not exceed $1,000. Active employees may request in-service distributions upon the attainment of age 59-1/2. Active employees under the age of 59-1/2 may request a distribution in the event of a financial hardship as defined by the Plan.

Participant Notes Receivable - Active participants, retirees and terminated participants may borrow from their employee contributions, plus earnings on those contributions, with a minimum note receivable of $1,000. Participant notes receivable are limited to the smaller of 50% of the total account balance or $50,000, less the highest outstanding participant note receivable balance in the preceding 12 months.

Note receivable repayments for active employees are made through payroll deductions on an after-tax basis, with a minimum term of six months and a maximum of 60 months for any purpose other than the purchase of a primary residence and a minimum term of six months and a maximum of 120 months for participant note receivable for the purpose of purchasing a primary residence. Repayments, both interest and principal, are credited to the participant's account and are allocated among the fund options according to the participant's current investment election. A fixed interest rate is applied to the note receivable. This rate is generally equal to the prime rate on the last day of each calendar quarter before the loan is processed. The range of interest rates on notes receivable outstanding, excluding deemed loans, at December 31, 2025 and 2024 was 3.25% to 8.50%.

Investments - Participants direct the investment of their contributions into various investment options offered by the Plan.

Related Party and Party-In-Interest Transactions - Administrative expenses of the trustee are charged to the Plan. The assets of the Plan are held by Fidelity Management Trust Company (“Fidelity”), who acts as independent trustee, custodian and recordkeeper for the investments in the Plan, except the assets held by Synthetic Guaranteed Investment Contracts (“Synthetic GICs”), which are custodied at Bank of New York Mellon ("BNY Mellon"). Fidelity manages certain Plan investments. All transactions with Fidelity and BNY Mellon qualify as party-in-interest transactions. Invesco Trust Company acts as a subadvisor on the Plan's Interest Income fund, manages assets in that fund and contracts on the Plan's behalf with the Synthetic GICs' insurers.

Plan investments include shares of common stock of TDCC's parent company, Dow Inc., and the Plan holds notes receivable from Plan participants.

Amendment or Termination - The Plan does not have an expiration date. The Company may at any time terminate, amend or modify the Plan, subject to certain rights of the Plan participants. Upon termination of the Plan, each participant is entitled to receive the entire balance in his or her account in accordance with the terms of the Plan.